Revenue - Summary of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 0	$ 1,100
Current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	0	733
Non-current
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 0	$ 367